Schedule of Effective Tax Rates Vary from Federal Statutory Rates (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Earnings Before Income Taxes	$ 52,322	$ 68,205	$ 42,840	$ 55,885	$ 44,698	$ 77,866	$ 74,577	$ 55,786	$ 219,252	$ 252,927	$ 181,804
Income Taxes at Statutory Rate									76,738	88,524	63,631
Increases (Decreases) in Tax Resulting from - State Income Taxes, net									1,166	4,582	173
Increases (Decreases) in Tax Resulting from - Statutory Depletion in Excess of Cost									(5,672)	(4,367)	(3,512)
Increases (Decreases) in Tax Resulting from - Domestic Production Activities Deduction									(6,302)	(6,853)	(3,453)
Increases (Decreases) in Tax Resulting from - Meals and Entertainment Disallowance									629	647	503
Increases (Decreases) in Tax Resulting from - Penalties on Uncertain Tax Positions											213
Increases (Decreases) in Tax Resulting from - IRS Settlement										(16,559)
Increases (Decreases) in Tax Resulting from - Other									101	100	6
Provision for Income Taxes									$ 66,660	$ 66,074	$ 57,561
Effective Tax Rate									30.00%	26.00%	32.00%